UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2012

Check here if Amendment [ ]; Amendment Number:
                                              ----------
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                  The Cincinnati Indemnity Company
Address:               6200 South Gilmore Road
                       Fairfield, Ohio 45014

13F File Number:       028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting    Manager:

Name:       Martin F. Hollenbeck
Title:      Chief Investment Officer
Phone:      (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio         February 7, 2013


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:   N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers             1
                                              -----------
Form 13F Information Table Entry Total:       11
                                              -----------
Form 13F Information Table Value Total        16,504
                                              -----------
                                              (thousands)


List of Other Included Managers:

No.     File No.        Name
01      028-10798       Cincinnati Financial Corporation

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


                               COLUMN 2     COLUMN 3 COLUMN 4            COLUMN 5            COLUMN 6      COLUMN 7     COLUMN 8
Name of Issuer              Title of Class   Cusip   FMV(000) Shrs/Prn Amt SH/PRN Put/Call Investment Dis  Oth Mgrs Sole Shared None
AUTOMATIC DATA PROCESSING   COMMON         053015103  2,738     48,100     SH    -         SHARED-OTHER       01     -   48,100  -
CHUBB CORP                  COMMON         171232101  1,883     25,000     SH    -         SHARED-OTHER       01     -   25,000  -
DOVER CORP                  COMMON         260003108  1,906     29,000     SH    -         SHARED-OTHER       01     -   29,000  -
GENERAL MILLS INC           COMMON         370334104  1,051     26,000     SH    -         SHARED-OTHER       01     -   26,000  -
GENUINE PARTS CO            COMMON         372460105    954     15,000     SH    -         SHARED-OTHER       01     -   15,000  -
HASBRO INC                  COMMON         418056107    754     21,000     SH    -         SHARED-OTHER       01     -   21,000  -
JOHNSON & JOHNSON           COMMON         478160104  1,753     25,000     SH    -         SHARED-OTHER       01     -   25,000  -
NUCOR CORP                  COMMON         670346105    971     22,500     SH    -         SHARED-OTHER       01     -   22,500  -
PRAXAIR INC                 COMMON         74005P104  1,642     15,000     SH    -         SHARED-OTHER       01     -   15,000  -
SPECTRA ENERGY CORP         COMMON         847560109  1,369     50,000     SH    -         SHARED-OTHER       01     -   50,000  -
VERIZON COMMUNICATIONS INC  COMMON         92343V104  1,484     34,300     SH    -         SHARED-OTHER       01     -   34,300  -
                                                     16,504
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